Transactions with Related Parties - Capital Product Partners L.P.	12 Months Ended
Dec. 31, 2018
Capital Product Partners, L.P. ("CPLP")
Related Party Transaction [Line Items]
Transactions with Related Parties

3.            Transactions with Related Parties

The Company has related party transactions with the Manager, arising from certain terms of the following three different types of management agreements.

1.

Fixed fee management agreement:   According to this agreement the Manager provides the Company with certain commercial and technical management services for a fixed daily fee per managed vessel which covers the commercial and technical management services, the respective vessels’ operating costs such as crewing, repairs and maintenance, insurance, stores, spares, and lubricants as well as the cost of the first special survey or next scheduled dry-docking, of each vessel. In addition to the fixed daily fees payable under the management agreement, the Manager is entitled to supplementary compensation for additional fees and costs (as defined in the agreement) of any direct and indirect additional expenses it reasonably incurs in providing these services, which may vary from time to time. For the years ended December 31, 2018, 2017 and 2016 management fees under the fixed fee management agreement amounted to $117,  $488 and $978, respectively. The Company also pays a fixed daily fee per bareboat chartered vessel in its fleet, mainly to cover compliance and commercial costs, which include those costs incurred by the Manager to remain in compliance with the oil majors’ requirements, including vetting requirements. Since July 2018 none of the Company’s vessel was operated under fixed fee management agreement;

2.

Floating fee management agreement:   Under the terms of this agreement, the Manager provides services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs, for a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index. Costs and expenses associated with a managed vessel’s next scheduled dry docking are borne by the Company and not by the Manager. For the years ended December 31, 2018, 2017 and 2016 management fees under the floating fee management agreement amounted to $7,262,  $5,663 and $4,535, respectively; and

3.

Crude management agreement:   During 2011 CPP completed the acquisition of Crude Carriers Corp. and its subsidiaries (“Crude”). Three of the five crude tanker vessels that CPP acquired at the time of the completion of the merger with Crude continue to be managed under a management agreement entered into in March 2010 with the Manager, whose initial term expires on December 31, 2020. Under the terms of this agreement the Manager provides the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating and administrative costs. For the years ended December 31, 2018, 2017 and 2016 management fees under the crude management agreement amounted to $1,065,  $1,041 and $1,020, respectively. Prior to January 1, 2017 the Company paid its Manager the following fees:

(a)	a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index;
(b)	a sale & purchase fee equal to 1% of the gross purchase or sale price upon the consummation of any purchase or sale of a vessel acquired/disposed by Crude; and
(c)	a commercial services fee equal to 1.25% of all gross charter revenues generated by each vessel for commercial services rendered.

Effective from January 1, 2017 the Manager agreed to waive going forward (i) the sale and purchase fee equal to 1% of the gross purchase or sale price upon the consummation of any purchase or sale of the three vessels and (ii) the commercial services fee equal to 1.25% of all gross charter revenues generated by each of the three vessels for commercial services rendered. For the year ended December 31, 2016 such commercial services amounted to $360 and are included in “Voyage expenses — related party” in the accompanying combined carve-out statements of comprehensive income.

The Manager has the right to terminate the Crude management agreement and, under certain circumstances, could receive substantial sums in connection with such termination. In March 2018 this termination fee was adjusted to $10,347 from $10,124.

All the above three agreements constitute the “Management Agreements” and the related management fees are included in “Vessel operating expenses — related party” in the accompanying combined carve-out statements of comprehensive income.

Balances and transactions with related parties consisted of the following:

	As of	As of
	December 31,	December 31,
Consolidated Balance Sheets	2018	2017
Liabilities:
Capital Maritime & Trading Corp. (“CMTC”) – payments on behalf of the Company(a)	$47	$30
Due to related parties	$47	$30
Deferred revenue – current(c)	—	2,828
Total liabilities	$47	$2,858

	For the year ended December 31,
Combined Statements of Comprehensive Income	2018	2017	2016
Revenues(b)	$13,342	$34,676	$26,681
Voyage expenses	—	—	360
Vessel operating expenses	8,444	7,192	6,533
General and administrative expenses(d)	3,832	3,979	3,960

(a)   CMTC:   The amount represents payments made by CMTC on behalf of the Company for operating and voyage expenses.

(b)   Revenues:   The following table includes information regarding the charter agreements that were in place between the Company and CMTC and its subsidiaries during 2018 and 2017.

	Time		Termination or
	Charter	Commencement	earliest	Gross (Net)
	(TC)	of	expected	Daily
Vessel Name	in years	Charter	redelivery	Hire Rate
M/T Arionas	1.0	01/2017	05/2018	$11.0 ($10.9)
M/T Ayrton II	2.0	02/2016	03/2018	$18.0 ($17.8)
M/T Miltiadis M II	0.9	08/2016	08/2017	$25.0 ($24.7)
M/T Miltiadis M II	0.8 to 1.0	10/2017	08/2018	$18.0 ($18.0)
M/T Amadeus	2.0	06/2015	08/2017	$17.0 ($16.8)
M/T Atlantas II	1.0	10/2016	12/2017	$13.0 ($12.8)
M/T Atlantas II	0.4 to 0.7	01/2018	07/2018	$11.0 ($10.9)
M/T Amoureux	1.0	04/2017	04/2018	$22.0 ($22.0)
M/T Aktoras	0.8 to 1.0	09/2017	01/2018	$11.0 ($10.9)
M/T Aiolos	0.8 to 1.0	09/2017	07/2018	$11.0 ($10.9)
M/T Amor	0.2	09/2017	01/2018	$14.0 ($13.8)

(c)	Deferred Revenue: As of December 31, 2017 the Company had received cash in advance for charter hire relating to revenue earned in a subsequent period from CMTC.
(d)

General and administrative expenses:   General and administrative expenses represent allocation of the expenses incurred by CPP based on the number of calendar days of the Company’s vessels operated under CPP’s fleet compared to the number of calendar days of the total CPP’s fleet. These expenses consisted mainly of internal audit, investor relations and consultancy fees.